CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (1,659)	$ (3,193)	$ 1,086
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Realized gain on marketable securities reclassified into income			(2)
Defined benefit pension plan adjustment	20	(17)	(11)
Foreign currency translation adjustment	66	(332)	641
Other comprehensive income (loss)	86	(349)	628
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (1,573)	$ (3,542)	$ 1,714